NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Present Value Of The Obligation [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	$ 41	$ 23	$ 38
Current services cost	1	1	1
Cost for interest	12	32	29
Benefit payments	(3)	(3)	(3)
(Gain) Loss on exchange difference, net	(14)	(8)	(49)
Liabilities, ending	37	41	23
Actuarial (gains) losses		(4)	7
Fair Value Of Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	(4)	(4)	(4)
Current services cost
Cost for interest	(2)	(6)	(4)
Benefit payments
(Gain) Loss on exchange difference, net	1	2	6
Liabilities, ending	(5)	(4)	(4)
Actuarial (gains) losses		4	(2)
Net Liability At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	37	19	34
Current services cost	1	1	1
Cost for interest	10	26	25
Benefit payments	(3)	(3)	(3)
(Gain) Loss on exchange difference, net	(13)	(6)	(43)
Liabilities, ending	$ 32	37	19
Actuarial (gains) losses			$ 5